Tax (Tables)	12 Months Ended
Mar. 31, 2019
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
Tax charged/(credited) to the consolidated income statement – continuing operations

	2019	2018¹	2017
	£m	£m	£m
Tax before exceptional items and remeasurements	488	584	666
Exceptional tax on items not included in profit before tax (see note 5)	—	(1,510)	(94)
Tax on other exceptional items and remeasurements	(149)	37	(198)
Tax on total exceptional items and remeasurements	(149)	(1,473)	(292)
Total tax charge/(credit) from continuing operations	339	(889)	374
The tax charge for the year can be analysed as follows:

	2019	2018¹	2017
	£m	£m	£m
Current tax:
UK corporation tax at 19% (2018: 19%; 2017: 20%)	132	200	225
UK corporation tax adjustment in respect of prior years	(12)	(18)	(47)
	120	182	178
Overseas corporation tax	8	15	—
Overseas corporation tax adjustment in respect of prior years	(40)	(4)	1
	(32)	11	1
Total current tax from continuing operations	88	193	179
Deferred tax:
UK deferred tax	27	65	(9)
UK deferred tax adjustment in respect of prior years	2	(2)	(18)
	29	63	(27)
Overseas deferred tax	208	(1,155)	224
Overseas deferred tax adjustment in respect of prior years	14	10	(2)
	222	(1,145)	222
Total deferred tax from continuing operations	251	(1,082)	195

Total tax charge/(credit) from continuing operations	339	(889)	374

Disclosure of effective applicable tax rate
Tax as a percentage of profit before tax

	2019	2018¹	2017
	%	%	%
Before exceptional items and remeasurements – continuing operations	19.6	23.4	23.7
After exceptional items and remeasurements – continuing operations	18.4	(33.4)	17.1

1.	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period (see note 1C and note 10).

Disclosure of income tax relating to components of other comprehensive income and items credited (charged) directly to equity
Tax charged/(credited) to the consolidated statement of other comprehensive income and equity

	2019	2018¹	2017
	£m	£m	£m
Current tax:
Available-for-sale investments	—	(11)	6
Investments at fair value through other comprehensive income	—	—	—
Cash flow hedges, Cost of hedging and Own credit reserve	3	—	—
Share-based payments	—	(3)	(4)
Deferred tax:
Available-for-sale investments	—	(18)	8
Investments at fair value through other comprehensive income	—	—	—
Cash flow hedges, Cost of hedging and Own credit reserve	(12)	(4)	20
Remeasurements of gains of pension assets and post-retirement benefit obligations[2]	12	530	277
Share-based payments	—	1	1
	3	495	308
Total tax recognised in the statements of comprehensive income from continuing operations	3	497	311
Total tax recognised in the statements of comprehensive income from discontinued operations	—	—	10
Total tax relating to share-based payments recognised directly in equity from continuing operations	—	(2)	(3)
Total tax relating to share-based payments recognised directly in equity from discontinued operations	—	—	—
	3	495	318

1.	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period (see note 1C and note 10).

2.
Remeasurements of gains on pension assets and post-retirement benefit obligations for the year ended 31 March 2018 includes a deferred tax charge of £281 million arising on the reduction in the US corporation tax rate.

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate
The tax charge for the year after exceptional items and remeasurements, for the continuing business, is lower (2018: lower tax charge; 2017: lower tax charge) than the standard rate of corporation tax in the UK of 19% (2018: 19%; 2017: 20%):

	Before exceptional items and remeasurements	After exceptional items and remeasurements	Before exceptional items and remeasurements	After exceptional items and remeasurements	Before exceptional items and remeasurements	After exceptional items and remeasurements
	2019	2019	2018	2018	2017	2017
	£m	£m	£m	£m	£m	£m
Profit before tax from continuing operations
Before exceptional items and remeasurements	2,489	2,489	2,500	2,500	2,807	2,807
Exceptional items and remeasurements	—	(648)	—	160	—	(623)
Profit before tax from continuing operations	2,489	1,841	2,500	2,660	2,807	2,184
Profit before tax from continuing operations multiplied by UK corporation tax rate of 19% (2018: 19%; 2017: 20%)	473	350	475	506	561	437
Effect of:
Adjustments in respect of prior years[1]	(36)	(36)	(22)	(14)	(67)	(67)
Expenses not deductible for tax purposes[2]	22	28	20	21	35	442
Non-taxable income[2,3]	(36)	(36)	(16)	(26)	(24)	(425)
Adjustment in respect of foreign tax rates	78	56	153	157	180	104
Deferred tax impact of change in UK tax rate	(3)	(3)	(7)	(7)	—	(94)
Deferred tax impact of change in US tax rate due to Tax Reform	—	—	—	(1,510)	—	—
Other[4]	(10)	(20)	(19)	(16)	(19)	(23)
Total tax charge/(credit) from continuing operations	488	339	584	(889)	666	374

	%	%	%	%	%	%
Effective tax rate – continuing operations	19.6	18.4	23.4	(33.4)	23.7	17.1

1.	Prior year adjustment is primarily due to agreement of prior period tax returns.

2.
For the year ended 31 March 2017, the adjustments after exceptional items and remeasurements primarily represent the impact of the Group’s net investment hedging following significant US dollar currency fluctuations.

3.	Includes gains on chargeable disposals which are offset by previously unrecognised capital losses.

4.	Other primarily comprises an adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax from continuing operations.

Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets in respect of capital losses, trading losses and non-trade deficits have not been recognised as their future recovery is uncertain or not currently anticipated. The deferred tax assets not recognised are as follows:

	2019	2018
	£m	£m
Capital losses	1,470	510
Non-trade deficits	4	4
Trading losses	5	4
The following are the major deferred tax assets and liabilities recognised, and the movements thereon, during the current and prior reporting periods:

	Accelerated tax depreciation £m	Share- based payments £m	Pensions and other post- retirement benefits £m	Financial instruments £m	Other net temporary differences[1] £m	Total £m
Deferred tax liabilities/(assets)
At 1 April 2017	7,074	(12)	(747)	9	(1,845)	4,479
Exchange adjustments and other²	(559)	—	69	1	221	(268)
(Credited)/charged to income statement	(1,641)	2	(55)	12	598	(1,084)
Charged/(credited) to other comprehensive income and equity	—	1	530	(1)	(21)	509
At 31 March 2018 (as previously reported)	4,874	(9)	(203)	21	(1,047)	3,636
Impact of transition to IFRS 9 and IFRS 15	19	—	—	(5)	(93)	(79)
At 1 April 2018 (as restated)	4,893	(9)	(203)	16	(1,140)	3,557
Exchange adjustments and other²	275	—	(31)	(3)	(76)	165
(Credited)/charged to income statement	309	—	52	6	(124)	243
Charged/(credited) to other comprehensive income and equity	—	—	12	(12)	—	—
At 31 March 2019	5,477	(9)	(170)	7	(1,340)	3,965

1.
The deferred tax asset of £1,340 million as at 31 March 2019 (2018: £1,047 million) in respect of other net temporary differences primarily relates to US net operating losses of £423 million (2018: £390 million) and environmental provisions of £409 million (2018: £378 million).

2.
Exchange adjustments and other comprises foreign exchange arising on translation of the US dollar deferred tax balances. In the prior period it also included reclassification of £43 million relating to offset of the opening deferred tax balance on US net operating losses against US current tax liabilities.